Employee Benefit Plan, Fair Value and NAV (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Document Period End Date	Dec. 31, 2025
EBP 62-1612879-001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 548,329,606	$ 502,412,421
EBP 62-1612879-001 | Mativ Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Mativ Stock Fund Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,029,158	2,588,750
EBP 62-1612879-001 | Mativ Stock Fund Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Mativ Stock Fund Level Total
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,029,158	2,588,750
EBP 62-1612879-001 | Registered Investment Companies Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	500,265,060	450,004,154
EBP 62-1612879-001 | Registered Investment Companies Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Registered Investment Companies Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Registered Investment Companies Total
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	500,265,060	450,004,154
EBP 62-1612879-001 | Self-Directed Brokerage Accounts Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	8,336,112	7,225,262
EBP 62-1612879-001 | Self-Directed Brokerage Accounts Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Self-Directed Brokerage Accounts Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Self-Directed Brokerage Accounts Total
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	8,336,112	7,225,262
EBP 62-1612879-001 | Total Assets In The Fair Value Hierarchy Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	508,601,172	457,229,416
EBP 62-1612879-001 | Total Assets In The Fair Value Hierarchy Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,029,158	2,588,750
EBP 62-1612879-001 | Total Assets In The Fair Value Hierarchy Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP 62-1612879-001 | Total Assets In The Fair Value Hierarchy Total
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	511,630,330	459,818,166
EBP 62-1612879-001 | Investment Measured At NAV
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	36,699,276	42,594,255
EBP 62-1612879-001 | Investments At Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	548,329,606	502,412,421
EBP 62-1612879-001 | Investments that use NAV
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 36,699,276	$ 42,594,255